Prepayments and Other Assets, Net (Tables)	12 Months Ended
Sep. 30, 2023
Prepayments and Other Assets, Net [Abstract]
Schedule of Prepayments and Other Assets, Net	Prepayments and other assets, net consisted of the following:
	September 30, 2023	September 30, 2022

Prepaid rents (a)	$191,339	$75,074
Prepaid service fee (b)	597,410	590,363
Loans to third parties (c)	238,134	780,934
Advances to vendors (d)	378,152	140,578
Advance to employees (e)	5,491	35,471
Security deposits	202,155	323,419
Prepayment for acquisition(f)	3,602,000	-
Prepaid board compensation	16,667	-
Others (g)	111,386	55,340
Prepayment and other assets, net	$5,342,734	$2,001,179
Including:
Prepayment and other current assets, net	$4,869,347	$1,022,309
Prepayments and other non-current assets, net	$473,387	$978,870
(a)	Prepaid rents represent the prepayment of rent related to leases expiring within 12 months.
(b)	The prepaid expenses of $473,387 were classified as non-current assets, which mainly represents the prepayment for teaching platform software technical service provided by third party service providers that will be amortized over one to three years.
(c)	Loan to third parties represent the balance lend to various third parties for their working capital needs at rate of 5% per annum.
(d)	Advances to vendors primarily included prepayment for leasehold improvement and abroad-study programs.

(e)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
(f)	On April 10, 2023, the Company signed a Share Purchase Agreement (“SPA”) to purchase 100% equity interest of Kaiye (Wenzhou) Water Project Development Co., Ltd (“Kaiye”) from a third party and Ms. Zhao Dongfang, a shareholder of the Company who owns approximately 3.4% of the Company’s equity shares. Kaiye is a provider of waterfront tourism projects especially water sports projects development. Pursuant to the SPA, the total consideration is $5,000,000, which will be paid in three installments. As of September 30, 2023, the Company has paid $3,602,000, and further paid $600,000 subsequently.
(g)	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.

Schedule of Allowance for Doubtful Accounts	Allowance for doubtful accounts movement:
	September 30, 2023	September 30, 2022

Beginning balance	$-	$-
Provision for security deposits	10,378	48,373
Write off security deposits	(10,378)	(48,373)
Ending balance	$-	$-